Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Cost of sales	$ 7,615	$ 8,594
Inventories recognized as expense	7,000	7,900
Net realizable value of inventories	75	95
Inventory write downs	$ 134	$ 60